KALMAR
        POOLED
    INVESTMENT
         TRUST
--------------

                               [COMPASS LOGO OMITTED]



                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2001

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                                          REPORT FROM MANAGEMENT
                                                                JANUARY 21, 2002

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

In the wake of the collapse in technology final demand, the synchronous world recession, the difficult stock market, and the very traumatic events of last year, we at Kalmar Investment Advisers particularly wanted to start this letter with a New Year's Wish that we believe has a real probability of being delivered upon. So please don't assume that our wish for all concerned, "That 2002 be a year of Peace, Prosperity, Health, Happiness, and Productivity" just rolled mindlessly off our tongue.

We admit that the Health and Happiness part may not be predictable on a person-by-person basis. Nevertheless, the prospects for Peace and Prosperity seem reasonably probable based on our assessment of the odds and the political/economic outlook -- as long as we are careful not to set our Prosperity expectations too high. And the Productivity part should be achievable, individually, by personal determination and effort and, societally, by the continuation of technology and workplace trends established in the last decade. So please interpret our 2002 salutation as an expression of our optimism about the year ahead. Let us hope we are right! Certainly, Kalmar Investments is more than ever committed to making the best contribution we can both in the investment sphere and otherwise. And, reminded as we all were by the tragic events of 9/11 that some essential things do get shortchanged in the daily rat race, we are sure you are striving for similar positive outcomes in your worlds as well.

Shifting gears, our plan in this Annual Fund Letter is to briefly consider some of the investment influences on 2001, describe Kalmar's 2001 performance for the Fourth Quarter and Full Year, comment on our evolving sense of the 2002 economic outlook (which we examined in detail in our Third Quarter Letter), and conclude with brief comments on Kalmar's portfolio positioning as this year opens.

THE YEAR 2001 EQUITY MARKETS & KALMAR'S INVESTMENT STYLE.

From an investment perspective 2001 was a challenging year! Most investors misjudged the likelihood and/or the severity of the collapse in technology spending, the extent of economic weakness that would derive from this, and the economy's unresponsiveness to concerted Federal Reserve action. There were ELEVEN interest rate cuts starting from 6.50% in Jan '01 and ending at 1.75% in Dec '01, producing the lowest interest rates in 40 years. (As you remember, we have discussed the atypical, Boom-Bust character of this recession regularly over the last year.) Accordingly, before the awful 9/11 attacks the U.S. stock market experienced two intense Bear market rallies on false economic recovery hopes, while going on to lower lows. When the market finally re-opened after the attack, the downdraft culminating on 9/21 set what we believe will prove to be the final bottom for this cycle. Surprising many observers in the wake of very scary and plausible post-attack fears, the market then went on to rally sharply into year-end. This left the S&P 500 down about 12%, after a 9% decline in 2000, for its worst two-year period in almost three decades. Unpredictably as always, during the Fourth Quarter rally, small cap stocks produced their best returns in a decade.

The Nasdaq Composite represents a similarly telling picture of the 2001 market, having been the posterchild of the late 1990's New Economy Bubble Mania. It's three 2001 rallies of 25%, 41%, and 45% still led to a 21% decline for the full year, following a 39% decline in 2000, as the bubble deflated over back to back years.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                             REPORT FROM MANAGEMENT -- CONTINUED

Happily in contrast -- as can be seen from the statistics below -- Kalmar's valuation-sensitive growth approach produced +15.71% returns for your Fund in 2000 and "breakeven" return in 2001. Comparing these returns against the Lipper Small Cap Growth Fund Index which had negative returns of -8.25% in 2000 and -12.97% in 2001 provides a good measure of your Fund's success. This also shows up in the Market-Top-to-Present timeframe where your outperformance was even more dramatic. Indeed, over most timeframes looking backward we have outperformed the relevant indexes -- and as an appropriate comparison given our growth-focused investment style, particularly the growth indexes. Even more meaningfully, in Kalmar's separately managed accounts OVER THE FIVE FULL MARKET CYCLES comprising our firm's 20-year history, we have never not outperformed.

                                                                              MARKET TOP+             SINCE
                                        4TH QUARTER    6 MONTHS    YEAR 2001  TO PRESENT  3 YEARS   INCEPTION
                                        -----------    --------    ---------  ----------  -------   ---------
Kalmar Fund                                  23.22      (0.77)       0.00*        9.11     22.65      65.74
Russell 2000                                 21.09      (4.09)       2.49       (13.30)    20.52      50.36
............................................................................................................
Russell 2000 Growth                          26.17      (9.26)      (9.23)      (42.34)     0.75      27.60
............................................................................................................
S&P 500                                      10.73      (5.56)     (11.91)      (14.07)    (3.14)     61.42
Nasdaq Composite                             30.13      (9.76)     (21.05)      (58.47)   (11.05)     57.83

  Inception Date:  April 11, 1997

* Breakeven
+ Cumulative Return from 2/29/00 to 12/31/01.

The genesis of this outperformance has come not because we can outguess the unfolding macro-economy or the market itself. Quite the contrary! Rather, it is produced by the solid grounding and essential productivity of Kalmar's investment approach, combined with intense hands-on research in the less efficient universe of small and mid-cap companies. We seek to discover and own top-notch, innovative, growth businesses while simultaneously paying inefficient to undervalued prices for their stocks. This affords a double appreciation opportunity: to profit from both the compounding business value of rapid company growth AND the complementary upward revaluation of the stocks themselves.

Over reasonable stretches of time, this creates the opportunity to produce both higher reward ALONG WITH lower risk. That is indeed the double objective of Kalmar's "Growth-with-Value" approach. Our work to control risk was publicly rewarded in October when we received the accolade of your Fund being selected as a LIPPER LEADER by the Lipper fund rating company for the consistency of the Fund's return within the Small-Cap Growth category over the trailing three years. And equally positive, recently your Fund was awarded a Four Star rating by Morningstar, the other major mutual fund rating organization.

FOURTH QUARTER AND FULL YEAR 2001 PERFORMANCE COMMENTS.

During the week the post-attack market re-opened from 9/17 through 9/21, we saw fear-driven, capitulation-phase behavior. This suggested a possible market bottom even though MAJOR uncertainties obviously were rampant. As described in our October Client Letter, Kalmar determined not to take perhaps belated defensive action and risk shortchanging your Fund's longer term appreciation potential. Accordingly, the Fund

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                             REPORT FROM MANAGEMENT -- CONTINUED

benefited from the Fourth Quarter's strong small cap returns. Importantly, however, we did this without making a potentially one-sided, fully-across-the-valley, big recovery bet. Instead, we stayed sensibly diversified between more assured demand, less economically sensitive business models AND more forward positioned, across-the-valley business models. Once again we relied upon our research to own companies that would actually deliver growth against the declining economy, and trusted that this would provide value-added punch in your Fund. It did.

For the Fourth Quarter your Fund outperformed the Russell 2000 by just over two percentage points. Together with moderate sequential outperformance in both the 2nd and 3rd Quarters, this nearly closed the year-to-date gap to the Russell 2000 created in 1Q'01 by the resurgence during that period of the many very small, ultra depressed value stocks in the index. More importantly, for the full year '01 we markedly outperformed the Russell 2000 Growth. Indeed, for 4Q'01 we would have also outperformed the Russell 2000 Growth (making it a clean-sweep against that index) if it had not been for the giant "back from the dead" recovery in its many no-earnings stocks. All in all, pretty darn good performance for both the Quarter and the full Year, in our opinion. And importantly it was arrived at with solid risk control within a growth investment style.

SECTORAL PERFORMANCE ATTRIBUTION. (Remembering that Kalmar does not invest top-down sectorally.)

OUR FOURTH QUARTER RETURNS RELATIVE TO THE RUSSELL 2000, as well as our absolute returns, were most advantaged by our significant "overweight" in Technology. Our individual Technology names underperformed the sector's stocks modestly, reflecting the absence of the "back from the dead" effect mentioned earlier (which wasn't applicable to our holdings), but our "overweight" overcame this. Our second largest positive contributor sectorally was our Consumer Discretionary exposure, where we were not only meaningfully "overweight", but where our individual holdings outperformed those in the index by a couple of percentage points. Within Consumer Discretionary, our outperformance came from broad based strength as our underlying companies grew both their top- and bottom-lines successfully against the headwind of the declining economy. Our largest sectoral detractor in the 4Q was Health Care, where our individual stocks underperformed relative to those in the index, mostly on price pullbacks in positive fundamental situations. However, for the entire year our Health Care stocks were up strongly whereas those in the Russell were down.

FOR THE FULL YEAR SECTORALLY SPEAKING, Health Care was our third strongest relative contributor, Financial Services second, and Consumer Discretionary first. Our relatively large Technology and Energy exposures (where our stocks were down for the year in both cases), together with Kalmar's average market cap which recently has been higher than the index (in a year when the very smallest stocks notably did way better than larger ones), contributed to our modest underperformance to the Russell 2000. Our substantial outperformance of the Russell 2000 Growth mostly reflects the fact that, in aggregate, our companies ACTUALLY DID deliver growth while trading at reasonable valuations, whereas those in the index struggled fundamentally in the declining economy, and had higher valuations as stocks going into the year. To our mind, this shows both the natural common sense and productivity of our "Growth-with-Value" style PLUS the benefits of good research.

YEAR 2002 OUTLOOK.

We have expended much ink in the last year discussing how the present recession/recovery process was different from previous postwar ones -- due to its business-capital-investment-downturn-led/Boom-Bust character, its deflationary elements, and its resistance to the very rapid decline in the Fed funds rate. It is probably because of these very differences, in addition to the general unpredictability of such things, that the range of opinions among investors about the timing, magnitude, and slope of the 2002 recovery is so wide. While we don't purport to be seers of the future outlook, recently we have been pretty right.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                             REPORT FROM MANAGEMENT -- CONTINUED

As detailed in our October Letter, we believed the market was likely fooling itself about the prospect of a strong V-shaped recovery in 2002. We still do. As then described, we think the likelihood continues that the recovery could have a "square root profile", i.e., start back briskly because of inventory cycle dynamics, etc., and then potentially subside into uneven, relatively slow, possibly disappointing growth so far as corporate top- and bottom-lines are concerned.

Early January's market pullback was in part prompted by cautionary Greenspan and corporate guidance for 2002. We perceive this as an appropriate reality check and that the late 2001 confidence in a V-shaped upsurge is being realistically tempered. This seemed like the probable market outcome, as mentioned. The same logic also suggests that the very big Q4 recovery among certain technology stocks may have been overdone.

All things considered though, it is apparent that the U.S. economy is gradually righting itself and that the world economy should gradually do so as well, with expectable lags. Buoyant growth for 2002, however, appears a real longshot. And some risk of a temporary relapse definitely exists.

Remember, the consumer has yet to retrench and interest rate sensitive sectors can't recover because they never declined (auto demand, for instance, was inflated and shifted into 4Q'01 by zero interest incentives, setting up a possible let-down in early '02). In addition, the hangover from the late-90's capital spending binge will retard the resumption of corporate investment. Besides, we are left with the predicament that momentarily the U.S. appears to be the only engine for world growth, with no obvious reasons to expect that this engine should start firing hard enough to pull the rest of the world along at close to the growth rates of the recent past. And, we do know that a decent nominal growth rate in world final demand is necessary to allow good profit growth.

KALMAR PORTFOLIO POSITIONING GOING INTO 2002.

Sensing a restrained outlook for 2002's economy is one thing. Making big macro rotational bets accordingly in your Fund is quite another. Such a strategy has demonstrably low odds of being correct enough, frequently enough to consistently produce superior returns. So instead, Kalmar's strategy is to invest consciously FOR A RANGE OF PROBABLE ECONOMIC OUTCOMES. This enables us to focus our critical attention and resources developing bottom-up ideas that should work well under whatever reasonably probable scenario eventuates. And particularly given the several thousand smaller companies Kalmar has to forage in, we expect to create enough good one-off ideas to make a gradual recovery year like 2002 a prosperous one for the Fund.

Thus,  by  working  creatively  to  identify  "wind at  their  back"  areas  and individual good businesses benefiting from some unique combination of opportunities, we should find appealing growth to invest in for 2002, as well as into the future. In effect, that is your Fund's strategy, not only for this year, but really for every year. Along with this, we maintain the process discipline not to invest until we can identify such opportunities that ALSO APPEAR INEFFICIENTLY VALUED. Remember that the double objective of our research and portfolio decision-making is to produce good risk control AND the high likelihood of expanding stock valuations that will complement our companies' strong growth in business value.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                             REPORT FROM MANAGEMENT -- CONTINUED

Another potential positive for Kalmar's style in 2002 would be the likelihood, as we see things, that Small Stocks will outperform Large and that Small Growth Stocks will outperform Small Value. The reasons behind these expectations are largely based on historical precedent and derive from the interplay of company earning power and the economy as it emerges from recession, combined with the still discounted valuation of small stocks versus large ones. While not necessary to enable the Kalmar Fund itself to outperform since our returns typically don't correlate tightly, nevertheless, if we are correct about this, it could give our hoped for results some added zip. Obviously, though, neither we nor anyone alive can predict what 2002 returns will actually be.

This brings us back to our New Year's Wish: May we and you have "good hunting" in 2002 in all our endeavors, and may 2002 truly be a year of Peace, Prosperity, Health, Happiness and Productivity for us all! You can count on Kalmar to try our darndest to deliver on our part.



                                                  Yours Faithfully,

                                                  \S\ FORD B. DRAPER
                                                  Ford B. Draper, Jr., President
                                                  KALMAR INVESTMENT ADVISERS

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

        KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS.
          THE RUSSELL 2000 INDEX AND THE LIPPER SMALL CAP GROWTH INDEX

         Kalmar             Lipper
          Small   Russell  Small Cap
           Cap     2000      Growth

4/11/97  $10,000  $10,000  $10,000
6/97     $12,040  $11,530  $11,756
9/97     $14,880  $13,246  $13,728
12/97    $14,635  $12,802  $12,562
3/98     $15,746  $14,090  $13,981
6/98     $14,891  $13,433  $13,470
9/98     $11,825  $10,727  $10,256
12/98    $13,513  $12,476  $12,683
3/99     $11,750  $11,799  $12,270
6/99     $13,513  $13,634  $14,019
9/99     $12,787  $12,772  $14,273
12/99    $14,324  $15,128  $20,440
3/00     $16,247  $16,200  $24,100
6/00     $17,176  $15,587  $22,810
9/00     $17,689  $15,760  $22,450
12/00    $16,573  $14,671  $18,754
3/01     $14,500  $13,717  $15,215
6/01     $16,701  $15,677  $17,751
9/01     $13,451  $12,417  $13,308
12/01    $16,573  $15,036  $16,322

              AVERAGE ANNUAL RETURNS

                           1 Year   Since Inception*
                           ------   ----------------
Fund                        0.00%         11.29%
Russell 2000                2.49%          9.02%
Lipper Small Cap Growth   (12.97)%        10.93%

* The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 IS AN
UNMANAGED STOCK MARKET INDEX WITHOUT ANY ASSOCIATED EXPENSES AND ITS RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                                         SCHEDULE OF INVESTMENTS
                                                               DECEMBER 31, 2001

                                                                      MARKET
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           -------  -----------

BUSINESS EQUIPMENT & SERVICES -- 24.5%
         BUSINESS EQUIPMENT & SERVICES -- 18.0%
         Acxiom Corp.* ................................    396,320  $ 6,923,710
         Armor Holdings, Inc.* ........................    158,600    4,280,614
         ChoicePoint, Inc.* ...........................    131,850    6,683,477
         Excel Technology, Inc.* ......................     22,700      394,980
         F.Y.I., Inc.* ................................    133,900    4,485,650
         Insight Enterprises, Inc.* ...................    215,437    5,299,750
         Maximus, Inc.* ...............................    150,000    6,309,000
         Mobile Mini, Inc.* ...........................     59,500    2,327,640
         NCO Group, Inc.* .............................     35,400      810,660
                                                                    -----------
                                                                     37,515,481
                                                                    -----------
         SOFTWARE SERVICES-- 6.5%
         Affiliated Computer Services, Inc. (A Shares)*     18,200    1,931,566
         Answerthink, Inc.* ...........................     63,000      411,390
         Fair, Isaac & Co., Inc. ......................     39,300    2,476,686
         First Consulting Group, Inc.* ................    167,000    2,613,550
         Keane, Inc.* .................................    184,550    3,327,437
         MCSi, Inc.* ..................................    115,200    2,701,440
                                                                    -----------
                                                                     13,462,069
                                                                    -----------
         TOTAL BUSINESS EQUIPMENT & SERVICES .....................   50,977,550
                                                                    -----------
CAPITAL GOODS -- 9.0%
         CAPITAL EQUIPMENT -- 3.0%
         Actuant Corp. (A Shares)* ....................     53,489    1,797,230
         Harsco Corp. .................................     64,700    2,219,210
         Optimal Robotics Corp.* ......................     61,000    2,162,450
                                                                    -----------
                                                                      6,178,890
                                                                    -----------
         CONSTRUCTION MATERIALS -- 2.4%
         Insituform Technologies, Inc. (A Shares)* ....    192,350    4,920,313
                                                                    -----------
         ELECTRICAL EQUIPMENT -- 0.5%
         Richardson Electronics, Ltd. .................     93,000    1,125,300
                                                                    -----------
         METAL FABRICATION -- 1.1%
         NCI Building Systems, Inc.* ..................    128,600    2,276,220
                                                                    -----------
         INDUSTRIAL SERVICES -- 2.0%
         Benchmark Electronics, Inc.* .................    120,050    2,276,148
         Plexus Corp. .................................     72,300    1,920,288
                                                                    -----------
                                                                      4,196,436
                                                                    -----------
         TOTAL CAPITAL GOODS .....................................   18,697,159
                                                                    -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
   Small Cap Fund

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2001

                                                                      MARKET
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           -------  -----------

CONSUMER NON-DURABLES -- 4.5%
         BEVERAGES -- 2.1%
         Constellation Brands, Inc. (A Shares)* .......    102,500  $ 4,392,125
                                                                    -----------
         FOOD & RELATED -- 2.4%
         Performance Food Group Co.* ..................    143,200    5,036,344
                                                                    -----------
         TOTAL CONSUMER NON-DURABLES .............................    9,428,469
                                                                    -----------
CONSUMER SERVICES -- 2.1%
         BROADCASTING -- 2.1%
         Hispanic Broadcasting Corp.* .................    168,225    4,289,738
                                                                    -----------
         TOTAL CONSUMER SERVICES .................................    4,289,738
                                                                    -----------
ENERGY -- 6.0%
         PETROLEUM - DOMESTIC -- 5.4%
         Chesapeake Energy Corp.* .....................    150,400      994,143
         Devon Energy Corp. ...........................     50,650    1,957,623
         Evergreen Resources, Inc.* ...................    101,700    3,926,637
         Stone Energy Corp.* ..........................     60,200    2,377,900
         Ultra Petroleum Corp.* .......................    334,550    2,037,410
                                                                    -----------
                                                                     11,293,713
                                                                    -----------
         PETROLEUM - SERVICES -- 0.6%
         National-Oilwell, Inc.* ......................     62,600    1,290,186
                                                                    -----------
         TOTAL ENERGY ............................................   12,583,899
                                                                    -----------
FINANCIAL SERVICES -- 1.3%
         FINANCE COMPANIES -- 1.3%
         AmeriCredit Corp.* ...........................     89,000    2,807,950
                                                                    -----------
         TOTAL FINANCIAL SERVICES ................................    2,807,950
                                                                    -----------
HEALTHCARE -- 15.8%
         HEALTHCARE - DRUGS -- 6.4%
         Barr Laboratories, Inc.* .....................     58,650    4,654,464
         Charles River Laboratories International, Inc.    141,450    4,735,746
         SICOR, Inc.* .................................    186,650    2,926,672
         Taro Pharmaceutical Industries Ltd.* .........     24,600      982,770
                                                                    -----------
                                                                     13,299,652
                                                                    -----------
         HEALTHCARE - GENERAL -- 7.8%
         DENTSPLY International, Inc. .................     83,900    4,211,780
         Haemonetics Corp.* ...........................    113,150    3,838,048
         MIM Corp.* ...................................    100,750    1,793,350
         Respironics, Inc.* ...........................    125,900    4,361,176
         Sola International, Inc.* ....................    106,800    2,071,920
                                                                    -----------
                                                                     16,276,274
                                                                    -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2001

                                                                      MARKET
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           -------  -----------

         HOSPITAL SUPPLIES & MANAGEMENT -- 1.6%
         Community Health Systems, Inc.* ..............    127,350  $ 3,247,425
                                                                    -----------
         TOTAL HEALTHCARE ........................................   32,823,351
                                                                    -----------
MULTIPLE INDUSTRY -- 1.7%
         MULTIPLE INDUSTRY -- 1.7%
         Pentair, Inc. ................................     96,800    3,534,168
                                                                    -----------
         TOTAL MULTIPLE INDUSTRY .................................    3,534,168
                                                                    -----------
RAW MATERIALS -- 2.8%
         CHEMICALS - SPECIALTY -- 2.8%
         CUNO, Inc.* ..................................     81,300    2,479,650
         Rogers Corp.* ................................    108,100    3,275,430
                                                                    -----------
         TOTAL RAW MATERIALS .....................................    5,755,080
                                                                    -----------
RETAIL -- 11.8%
         RESTAURANTS -- 2.1%
         Buca, Inc.* ..................................     89,800    1,455,658
         Ruby Tuesday, Inc. ...........................    146,200    3,016,106
                                                                    -----------
                                                                      4,471,764
                                                                    -----------
         RETAIL - GENERAL MERCHANDISE -- 4.4%
         Cost Plus, Inc.* .............................    125,200    3,317,800
         Fred's, Inc. .................................    143,125    5,862,400
                                                                    -----------
                                                                      9,180,200
                                                                    -----------
         RETAIL SPECIALTY STORE -- 5.3%
         Christopher & Banks Corp.* ...................     47,250    1,618,312
         Michaels Stores, Inc.* .......................    201,800    6,649,310
         School Specialty, Inc.* ......................     69,000    1,578,720
         Whitehall Jewellers, Inc.* ...................    112,650    1,238,024
                                                                    -----------
                                                                     11,084,366
                                                                    -----------
         TOTAL RETAIL ............................................   24,736,330
                                                                    -----------
TECHNOLOGY -- 16.7%
         COMMUNICATIONS EQUIPMENT -- 5.8%
         ADTRAN, Inc.* ................................     89,600    2,286,592
         Pinnacle Systems, Inc.* ......................    259,550    2,060,827
         Polycom, Inc.* ...............................     66,150    2,253,731
         Somera Communications, Inc.* .................    141,308    1,066,875
         Tekelec* .....................................    240,200    4,350,022
                                                                    -----------
                                                                     12,018,047
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
                                                               DECEMBER 31, 2001

                                                                      MARKET
                                                                       VALUE
                                                           SHARES     (NOTE 2)
                                                           -------  -----------

         COMPUTERS - PERIPHERALS -- 8.7%
         Advanced Digital Information Corp.* ..........    216,000 $  3,464,640
         Cognos, Inc.* ................................     74,300    1,857,500
         Dendrite International, Inc.* ................    147,752    2,072,961
         PLATO Learning, Inc.* ........................     80,733    1,340,975
         Progress Software Corp. ......................    126,300    2,182,464
         Renaissance Learning, Inc.* ..................     19,400      591,118
         SPSS, Inc.* ..................................     83,900    1,489,225
         Symantec Corp.* ..............................     57,450    3,810,659
         Take Two Interactive Software, Inc.* .........     75,750    1,224,877
                                                                   ------------
                                                                     18,034,419
                                                                   ------------
         ELECTRONIC INSTRUMENTS -- 1.7%
         FEI Co.* .....................................    113,450    3,574,810
                                                                   ------------
                                                                      3,574,810
                                                                   ------------
         DEFENSE -- 0.5%
         EDO Corp. ....................................     36,300      960,135
                                                                   ------------
         TOTAL TECHNOLOGY ........................................   34,587,411
                                                                   ------------
TRANSPORTATION -- 1.0%
         AIR TRANSPORTATION -- 1.0%
         SkyWest, Inc. ................................     82,800    2,107,259
                                                                   ------------
         TOTAL TRANSPORTATION ....................................    2,107,259
                                                                   ------------
         TOTAL COMMON STOCK (Cost $151,035,816) ..................  202,328,364
                                                                   ------------
MONEY MARKET SECURITIES -- 2.9%
MONEY MARKET FUNDS -- 2.9%
         Sansom Street Fund - Money Market Portfolio ..  6,083,369    6,083,369
                                                                   ------------
         TOTAL MONEY MARKET SECURITIES (Cost $6,083,369) .........    6,083,369
                                                                   ------------
         TOTAL INVESTMENTS (Cost $157,119,185)+ -- 100.1%.........  208,411,733

         OTHER ASSETS & LIABILITIES -- (0.1)% ....................     (314,360)
                                                                   ------------

         NET ASSETS -- 100.0% .................................... $208,097,373
                                                                   ============

*    Non-income producing security
+ The cost for federal income tax purposes was $156,939,321. At December 31, 2001, net unrealized appreciation was $51,472,412. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $54,643,273, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,170,861.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                          STATEMENT OF ASSETS AND LIABILITIES
                                                            DECEMBER 31, 2001

ASSETS:
Investment in securities, at market value
   (Cost $157,119,185) ...................................      $208,411,733
Receivables for:
   Dividends and interest ................................            24,585
   Investment securities sold ............................         2,060,248
   Capital shares sold ...................................           445,858
Other assets .............................................             6,997
                                                                ------------
   Total Assets ..........................................       210,949,421
                                                                ------------

LIABILITIES:
Payables for:
   Investment securities purchased .......................         1,275,706
   Capital shares redeemed ...............................         1,334,626
Due to Advisor ...........................................           173,809
Accrued expenses .........................................            67,907
                                                                ------------
   Total Liabilities .....................................         2,852,048
                                                                ------------
NET ASSETS ...............................................      $208,097,373
                                                                ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ............................      $    160,693
Additional paid-in capital ...............................       157,730,818
Accumulated net realized loss on investments .............        (1,086,686)
Net unrealized appreciation on investments ...............        51,292,548
                                                                ------------

NET ASSETS FOR 16,069,340 SHARES OUTSTANDING .............      $208,097,373
                                                                ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($208,097,373/16,069,340 outstanding shares of beneficial
   interest, $0.01 par value, unlimited authorized shares)            $12.95
                                                                      ======


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                                         STATEMENT OF OPERATIONS

                                                               FOR THE FISCAL
                                                                 YEAR ENDED
                                                              DECEMBER 31, 2001
                                                              -----------------
INVESTMENT INCOME:
   Dividends .............................................      $   151,477
   Interest ..............................................          394,401
                                                                -----------
   Total Income ..........................................          545,878
                                                                -----------

EXPENSES:
   Advisory fee ..........................................        2,013,027
   Accounting and Administration fee .....................          226,466
   Transfer agent fee ....................................           29,512
   Shareholder reports ...................................           29,716
   Custodian fee .........................................           21,868
   Legal .................................................           38,502
   Trustee's fee .........................................           27,675
   Registration fee ......................................           31,700
   Audit .................................................           16,545
   Amortization of organizational expense ................            5,800
   Miscellaneous .........................................           30,023
                                                                -----------
      Total expenses .....................................        2,470,834
                                                                -----------

NET INVESTMENT LOSS ......................................       (1,924,956)
                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ......................       (3,994,806)
   Net change in unrealized appreciation/depreciation
     on investments ......................................        6,112,640
                                                                -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..........        2,117,834
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....      $   192,878
                                                                ===========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE FISCAL YEAR ENDED
                                                               DECEMBER 31, 2001    DECEMBER 31, 2000
                                                               -----------------    -----------------
OPERATIONS:
   Net investment loss ....................................      $ (1,924,956)        $ (1,736,382)
   Net realized gain/(loss) on investment transactions ....        (3,994,806)          35,252,946
   Change in net unrealized appreciation/depreciation
      on investments ......................................         6,112,640           (4,257,605)
                                                                 ------------         ------------
      Net increase in net assets resulting
         from operations ..................................           192,878           29,258,959
                                                                 ------------         ------------

DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains .....................................                --          (36,193,006)
                                                                 ------------         ------------

SHARE TRANSACTIONS (A):
   Receipt from shares sold ...............................        21,259,204           10,970,861
   Receipt from shares reinvested .........................                --           33,633,623
   Shares redeemed ........................................       (27,297,951)         (19,017,420)
                                                                 ------------         ------------
      Net increase (decrease) in net assets from Fund share
         transactions .....................................        (6,038,747)          25,587,064
                                                                 ------------         ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...................        (5,845,869)          18,653,017

NET ASSETS:
   Beginning of year ......................................       213,943,242          195,290,225
                                                                 ------------         ------------
   End of year ............................................      $208,097,373         $213,943,242
                                                                 ============         ============

(A)TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ............................................         1,798,273              707,901
   Shares reinvested ......................................                --            2,575,316
   Shares redeemed ........................................        (2,250,666)          (1,319,265)
                                                                 ------------         ------------
   Net increase (decrease) in shares ......................          (452,393)           1,963,952

   Shares outstanding - Beginning of year .................        16,521,733           14,557,781
                                                                 ------------         ------------
   Shares outstanding - End of year .......................        16,069,340           16,521,733
                                                                 ============         ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                                            FOR THE PERIOD
                                                         FOR THE FISCAL YEAR ENDED                          APRIL 11, 1997+
                                 -----------------------------------------------------------------------        THROUGH
                                 DECEMBER 31,         DECEMBER 31,     DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                     2001                 2000              1999                1998               1997
                                   -------------     -------------      -------------     -------------     --------------
Net asset value at beginning
   of period .................      $  12.95           $  13.41           $  12.65           $  13.70           $  10.00
                                    ========           ========           ========           ========           ========
INVESTMENT OPERATIONS
Net investment loss ..........         (0.12)             (0.11)             (0.11)             (0.07)             (0.04)
Net realized and unrealized
   gain (loss) on investments           0.12               2.24               0.87              (0.98)              4.66
                                    --------           --------           --------           --------           --------
      Total from investment
         operations ..........            --               2.13               0.76              (1.05)              4.62
                                    --------           --------           --------           --------           --------
DISTRIBUTIONS
From net realized gain on
   investments ...............            --              (2.59)                --                 --              (0.57)
In excess of net realized gain
   on investments ............            --                 --                 --                 --              (0.35)
                                    --------           --------           --------           --------           --------
      Total distributions ....            --              (2.59)                --                 --              (0.92)
                                    --------           --------           --------           --------           --------
Net asset value at end of
   period ....................      $  12.95           $  12.95           $  13.41           $  12.65           $  13.70
                                    ========           ========           ========           ========           ========
Total return .................          0.00%             15.70%              6.01%             (7.66)%            46.35%

RATIOS (TO AVERAGE NET ASSETS)
   Expenses ..................          1.23%              1.22%              1.25%              1.24%              1.25%*++
   Net investment income .....         (0.96)%            (0.82)%            (0.78)%            (0.52)%            (0.51)%*++
Portfolio turnover rate ......         47.38%             63.67%             52.49%             27.41%             34.39%
Net assets at end of period
   (000 omitted) .............      $208,097           $213,943           $195,290           $237,540           $226,706

*    Annualized.
+    Commencement of Operations.
++ Rodney Square Management Corporation, the Fund's prior administrator and accounting agent, waived a portion of its administration and accounting fees for the period ended December 31, 1997. If these expenses had been incurred by the Fund, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1997 would have been 1.32%.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                                   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. There were no such securities valued by the Board of Trustees at December 31, 2001.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. At December 31, 2001, a net investment loss of $1,924,956 was reclassified into paid in capital. Additionally, $2,995,558 was reclassified into paid in capital due to a permanent difference between the tax realized capital loss of $999,248 and book realized capital loss of $3,994,806. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "transfers in-kind").

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

          Undistributed ordinary income .............             $        --
          Capital Loss Carryovers ...................               1,036,883
          Unrealized appreciation/depreciation ......              51,475,412
                                                                  -----------
                                                                  $52,512,295
                                                                  ===========
The capital loss carryforward will expire on December 31, 2009.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                      NOTES TO FINANCIAL STATEMENTS -- CONTINUED

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisors transferred to the fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States of America, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the fiscal year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

         Purchases ..................................      $95,751,672
         Sales ......................................       91,077,649

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Inc. serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Agreement with the Trust.

PFPC Trust Company serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                               REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF KALMAR POOLED INVESTMENT TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kalmar Pooled Investment Trust, comprised of Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") at December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 30, 2002

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------

"Growth-with-Value"
    Small Cap Fund

                                                                 FUND MANAGEMENT
                                                                     (UNAUDITED)


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 282-2319.

                                                                        NUMBER OF
                             TERM OF                                   PORTFOLIOS IN        OTHER
                            OFFICE AND                                 FUND COMPLEX     TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND  LENGTH OF TIME   PRINCIPAL OCCUPATION(S)      OVERSEEN BY     DIRECTORSHIPS
POSITION(S) WITH TRUST       SERVED(1)       DURING PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------

 Wendell Fenton            Since 1997   Director, Richards, Layton &        1      None
 One Rodney Square                      Finger (law firm) since 1971.
 Wilmington, DE 19801
 Date of Birth:  5/39
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Nicholas Giordano         Since 2000   Consultant, financial services      1      Trustee, WT Investment Trust
 1755 Governor's Way                    organizations since 1997.                  (18 Portfolios), Trustee, WT
 Blue Bell, PA  19422                                                              Mutual Fund (24 Portfolios),
 Date of Birth:  3/43                                                              Director, Fotoball, USA
 Trustee                                                                           (Sporting and Athletic Goods
                                                                                   Manufacturing), Director,
                                                                                   Daisy Tek International
                                                                                   (Wholesale paper and paper
                                                                                   products), Director, Selas
                                                                                   Corporation of America
                                                                                   (Industrial process furnaces
                                                                                   and ovens)
-------------------------------------------------------------------------------------------------------------------
 David D. Wakefield        Since 1997   Retired private investor since 1997,       1    None
 P.O. Box 601                           Executive Secretary, Longwood
 Mendenhall, PA 19357                   Foundation 1992  to 1997 and
 Date of Birth:  10/30                  Welfare Foundation 1992 to 1997.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 David M. Reese, Jr.       Since 1997   Semi-retired since 1996.            1      None
 Barley Mill House                      Portfolio Manager, Research
 3701 Kennett Pike                      Analyst for Kalmar Investments
 Wilmington, DE 19807                   from 1982 to 1996.
 Date of Birth:  7/35
 Trustee
-------------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEE(2)
-------------------------------------------------------------------------------------------------------------------

 Ford B. Draper, Jr.(3)    Since 1997   Founder, President, Director, and   1      None
 Barley Mill House                      Chief Investment Officer of Kalmar
 3701 Kennett Pike                      Investments since 1982; President,
 Wilmington, DE 19807                   Kalmar Investment Advisers since
 Date of Birth:  5/42                   1997.
 Trustee, Chairman, President,
 Chief Financial Officer and
 Principal Accounting Officer
-------------------------------------------------------------------------------------------------------------------
                                        OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------

 Ford B. Draper, III(3)    Since 2000   Managing Director, Trading          N/A    N/A
 Barley Mill House                      and Client Services, Kalmar
 3701 Kennett Pike                      Investments since 1991.
 Wilmington, DE 19807
 Date of Birth:  11/66
 Vice President
-------------------------------------------------------------------------------------------------------------------
 Verna Knowles             Since 1998   Administration Director, Kalmar     N/A    N/A
 Barley Mill House                      Investments sinc e 1998; Treasurer,
 3701 Kennett Pike                      Kalmar Investments since 1997,
 Wilmington, DE 19807                   President, Books & Balances Ltd.
 Date of Birth:  11/45                  (accounting services) since 1988.
 Treasurer, Compliance Officer
-------------------------------------------------------------------------------------------------------------------
 Marjorie L. McMenamin     Since 1998   Operations Director, Kalmar         N/A    N/A
 Barley Mill House                      Investments since 1992,
 3701 Kennett Pike                      Operations Director, Kalmar
 Wilmington, DE  19807                  Investment Advisers since 1997.
 Date of Birth:  8/49
 Secretary
-------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.
(2) Mr. Ford Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with
    Kalmar Investment Advisers, the Trust's investment adviser.
(3) Ford B. Draper, III is the son of Ford B. Draper, Jr.

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
                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM




                              SHAREHOLDER SERVICES
                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809




                              CUSTODIAN PFPC TRUST
                           COMPANY THE EASTWICK CENTER
                               8800 TINICUM BLVD.
                             PHILADELPHIA, PA 19153




                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799




                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                         TWO COMMERCE SQUARE, SUITE 1700
                               2001 MARKET STREET
                           PHILADELPHIA, PA 19103-7042

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM

KL12 - 12/01